Acquisitions (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Business Acquisition [Line Items]
Inventory		$ 5,190,100	$ 2,144,500
Prepaids and other current assets		36,100	22,000
Furniture and equipment		335,000	150,000
Right to use asset			1,031,300
Lease liability			(1,031,300)
Goodwill		9,046,100	3,666,400
Total		14,607,300	5,982,900
Cash		10,981,800	4,984,100
Common stock		3,625,500	998,800
Total		14,607,300	5,982,900
Grow World LLC [Member]
Business Acquisition [Line Items]
Inventory		553,900
Prepaids and other current assets
Furniture and equipment		35,000
Goodwill		696,900
Total		1,285,800
Cash		1,000,000
Common stock		285,800
Total		1,285,800
Grand Rapids Hydro [Member]
Business Acquisition [Line Items]
Inventory		1,453,100
Prepaids and other current assets
Furniture and equipment		50,000
Goodwill		2,376,900
Total		3,880,000
Cash		2,350,000
Common stock		1,530,000
Total		3,880,000
Green Life Garden [Member]
Business Acquisition [Line Items]
Inventory		1,038,600
Prepaids and other current assets		14,100
Furniture and equipment		100,000
Goodwill		2,305,900
Total		3,458,600
Cash		2,647,700
Common stock		810,900
Total		3,458,600
Chlorophyll [Member]
Business Acquisition [Line Items]
Inventory		1,441,000	1,441,000
Prepaids and other current assets		22,000	22,000
Furniture and equipment		100,000	100,000
Right to use asset			702,000
Lease liability			(702,000)
Goodwill		2,596,100	2,596,100
Total		4,159,100	4,159,100
Cash		3,659,100	3,659,100
Common stock		500,000	500,000
Total		4,159,100	4,159,100
Reno Hydroponics [Member]
Business Acquisition [Line Items]
Inventory		238,000	238,000
Prepaids and other current assets
Furniture and equipment		25,000	25,000
Right to use asset
Lease liability
Goodwill		516,300	516,300
Total		779,300	779,300
Cash		525,000	525,000
Common stock		254,300	254,300
Total		779,300	779,300
Palm Springs Hydroponics [Member]
Business Acquisition [Line Items]
Inventory		465,500	465,500
Prepaids and other current assets
Furniture and equipment		25,000	25,000
Right to use asset			329,300
Lease liability			(329,300)
Goodwill		554,000	554,000
Total		1,044,500	1,044,500
Cash		800,000	800,000
Common stock		244,500	244,500
Total		$ 1,044,500	$ 1,044,500
Health & Harvest LLC [Member]
Business Acquisition [Line Items]
Inventory	$ 1,052,500
Prepaids and other current assets
Furniture and equipment	50,000
Right to use asset	192,600
Lease liability	(192,600)
Goodwill	1,750,600
Total	2,852,500
Cash	1,750,000
Common stock	1,102,500
Total	$ 2,852,500